Other comprehensive income (loss) - Disclosure of accumulated other comprehensive income (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign Currency Translation
Beginning Balance	$ (56,783)	$ (49,936)	$ (43,034)
Other comprehensive income (loss) before reclassifications	(14,471)	(6,847)	(6,902)
Net change	(14,471)	(6,847)	(6,902)
Ending Balance	(71,254)	(56,783)	(49,936)
Adjustment of pension and postretirement benefit plans
Beginning Balance	(202,816)	203,836	(205,408)
Other comprehensive income (loss) before reclassification	(5,645)	(13,671)	(9,453)
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of net losses	13,405	14,691	13,141
Amounts reclassified from accumulated other comprehensive income (loss) for amortization of prior service credit	0	0	(2,116)
Net change	7,760	1,020	1,572
Ending Balance	(195,056)	(202,816)	203,836
Unrealized net holding gains (losses) on debt securities
Beginning Balance	92,155	(173,811)	(102,775)
Other comprehensive (loss) income before reclassifications	368,780	265,950	(71,036)
Amounts reclassified from accumulated other comprehensive (loss) income for gains on securities	(35)	16	0
Net change	368,745	265,966	(71,036)
Ending Balance	460,900	92,155	(173,811)
Unrealized holding gains on equity securities
Beginning Balance	0	0	605
Reclassification to retained earnings due to cumulative effect of accounting change	0	0	(605)
Net change	0	0	(605)
Ending Balance	0	0	0
Unrealized net (losses) gain on cash flow hedges
Beginning Balance	(2,494)	(391)	(40)
Reclassification to retained earnings due to cumulative effect of accounting change	0	(50)	0
Other comprehensive income (loss) before reclassification	(6,400)	(4,439)	326
Amounts reclassified from other accumulated other comprehensive income (loss)	4,295	2,386	(677)
Net change	(2,105)	(2,103)	(351)
Ending Balance	(4,599)	(2,494)	(391)
Accumulated other comprehensive (loss) income	$ 189,991	$ (169,938)	$ (427,974)